Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Policy charges	$ 2,545	$ 2,361	$ 2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14
Total revenues	5,613	5,039	5,080
Benefits and expenses
Interest credited to policyholder account values	1,844	1,406	1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044
Total benefits and expenses	4,712	4,135	3,852
Income before federal income taxes and noncontrolling interests	901	904	1,228
Federal income tax benefit (expense)	408	(126)	(293)
Net income	1,309	778	935
Loss attributable to noncontrolling interests, net of tax	96	91	96
Net income attributable to Nationwide Life Insurance Company	$ 1,405	$ 869	$ 1,031